Warrants (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Public Warrants
Warrants
Number of warrants assumed	9,583,287
Warrants exercisable term	30 days
Warrants, exercise price | $ / shares	$ 11.50
Warrants, expiration term	5 years
Private Warrants
Warrants
Number of warrants assumed	292,500
Threshold term for not transferring, assigning or selling after completion of Business Combination	30 days